Summary of Significant Accounting Policies - Summary of Estimated Impact of Adoption of IFRS 15 on Group's Consolidated Financial Statements (Detail)
¥ / shares in Units, $ / shares in Units, ¥ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Jan. 01, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)
Line items in the consolidated statements of income for the year ended December 31, 2018 impacted by the adoption of IFRS 15:
Income before taxation	¥ 14,167	$ 2,035	¥ 13,081	¥ 2,593
Income tax expenses	(2,795)	(402)	(2,824)	(743)
Net income for the year	11,372	1,633	10,257	1,850
Net Income attributable to equity shareholders of the Company	¥ 11,330	$ 1,627	¥ 10,197	¥ 1,828
Earnings per share for income attributable to equity shareholders of the Company during the year:
Basic earnings per share (RMB) | (per share)	¥ 0.37	$ 0.05	¥ 0.33	¥ 0.07
Diluted earnings per share (RMB) | (per share)	¥ 0.37	$ 0.05	¥ 0.33	¥ 0.07
Line items in the consolidated statements of comprehensive income for the year ended December 31, 2018 impacted by the adoption of IFRS 15:
Total comprehensive income for the year	¥ 10,871	$ 1,561	¥ 10,012	¥ 1,620
Total comprehensive income attributable to:
Equity shareholders of the Company	10,829	1,555	9,952	1,598
ASSETS
Deferred income tax assets	1,226		3,401	5,973	$ 176
Contract assets	595		570		86
Other assets	13,808		14,645	20,721	1,983
Contract costs	4,923		5,632		707
Total non-current assets	478,904		464,411	495,261	68,790
Prepayments and other current assets	12,456		11,106	13,801	1,789
Contract assets	1,308		1,254		188
Total current assets	83,595		75,909	76,722	12,008
Total assets	562,499		540,320	571,983	80,798
EQUITY
Reserves	(18,803)		(20,154)	(20,912)	(2,701)
- Others	80,265		75,920	69,315	11,529
Total equity	320,755		314,286	304,347	46,074	¥ 313,212		¥ 227,682
LIABILITIES
Accounts payable and accrued liabilities	121,564		122,458	125,260	17,462
Taxes payable	1,534		911		220
Current portion of deferred revenue			78	350
Advances from customers	330		328	49,283	47
Contract liabilities	40,648		42,650		5,839
Total current liabilities	205,190		214,910		29,474
Total equity and liabilities	562,499		540,320	571,983	80,798
Net current liabilities	(121,595)		(139,001)	(165,900)	(17,466)
Total assets less current liabilities	357,309		325,410	329,361	$ 51,324
Line items in the reconciliation of income before taxation to cash generated from operations for the year ended December 31, 2018 impacted by the adoption of IFRS 15:
Income before taxation	14,167	2,035	13,081	2,593
Increase in contract costs	(2,188)	(314)	(3,001)
Decrease/(Increase) in other assets	(796)	(114)	1,584	(2,034)
Decrease in contract assets	(122)	(18)	1,150
Decrease in prepayments and other current assets	(1,876)	(269)	60	166
Increase in accounts payable and accrued liabilities	2,386	343	6,591	5,752
Decrease in contract liabilities	(2,002)	(288)	(4,322)
Increase in deferred revenue	1,164	$ 167	1,474	365
Increase/(Decrease) in advances from customers	¥ 2		45	2,255
IFRS 15 [member]
Line items in the consolidated statements of income for the year ended December 31, 2018 impacted by the adoption of IFRS 15:
Other operating expenses			62,561
Income before taxation			13,081
Income tax expenses			(2,824)
Net income for the year			10,257
Net Income attributable to equity shareholders of the Company			¥ 10,197
Earnings per share for income attributable to equity shareholders of the Company during the year:
Basic earnings per share (RMB) | ¥ / shares			¥ 0.33
Diluted earnings per share (RMB) | ¥ / shares			¥ 0.33
Line items in the consolidated statements of comprehensive income for the year ended December 31, 2018 impacted by the adoption of IFRS 15:
Total comprehensive income for the year			¥ 10,012
Total comprehensive income attributable to:
Equity shareholders of the Company			9,952
ASSETS
Deferred income tax assets			3,401
Contract assets			570
Other assets			14,645
Contract costs			5,632
Total non-current assets			464,411
Prepayments and other current assets			11,106
Contract assets			1,254
Total current assets			75,909
Total assets			540,320
EQUITY
Reserves			(20,154)
Retained profits			0
- Others			75,920
Total equity			314,286
LIABILITIES
Accounts payable and accrued liabilities			122,458
Taxes payable			911
Current portion of deferred revenue			78
Advances from customers			328
Contract liabilities			42,650
Total current liabilities			214,910
Total equity and liabilities			540,320
Net current liabilities			(139,001)
Total assets less current liabilities			325,410
Line items in the reconciliation of income before taxation to cash generated from operations for the year ended December 31, 2018 impacted by the adoption of IFRS 15:
Income before taxation			13,081
Increase in contract costs			(3,001)
Decrease/(Increase) in other assets			1,584
Decrease in contract assets			1,150
Decrease in prepayments and other current assets			60
Increase in accounts payable and accrued liabilities			6,591
Decrease in contract liabilities			(4,322)
Increase in deferred revenue			1,474
Increase/(Decrease) in advances from customers			45
Hypothetical amount under IASs 18 and 11 [member]
Line items in the consolidated statements of income for the year ended December 31, 2018 impacted by the adoption of IFRS 15:
Other operating expenses			62,074
Income before taxation			13,568
Income tax expenses			(2,946)
Net income for the year			10,622
Net Income attributable to equity shareholders of the Company			¥ 10,562
Earnings per share for income attributable to equity shareholders of the Company during the year:
Basic earnings per share (RMB) | ¥ / shares			¥ 0.34
Diluted earnings per share (RMB) | ¥ / shares			¥ 0.34
Line items in the consolidated statements of comprehensive income for the year ended December 31, 2018 impacted by the adoption of IFRS 15:
Total comprehensive income for the year			¥ 10,377
Total comprehensive income attributable to:
Equity shareholders of the Company			10,317
ASSETS
Deferred income tax assets			3,630
Other assets			19,000
Total non-current assets			462,793
Prepayments and other current assets			12,360
Total current assets			75,909
Total assets			538,702
EQUITY
Reserves			(20,293)
Retained profits			0
- Others			74,674
Total equity			312,901
LIABILITIES
Accounts payable and accrued liabilities			119,060
Taxes payable			678
Current portion of deferred revenue			1,161
Advances from customers			45,293
Total current liabilities			214,677
Total equity and liabilities			538,702
Net current liabilities			(138,768)
Total assets less current liabilities			324,025
Line items in the reconciliation of income before taxation to cash generated from operations for the year ended December 31, 2018 impacted by the adoption of IFRS 15:
Income before taxation			13,568
Decrease/(Increase) in other assets			(1,721)
Decrease in prepayments and other current assets			1,027
Increase in accounts payable and accrued liabilities			6,268
Increase in deferred revenue			1,464
Increase/(Decrease) in advances from customers			(3,944)
Impact on initial application of IFRS 15 [member]
Line items in the consolidated statements of income for the year ended December 31, 2018 impacted by the adoption of IFRS 15:
Other operating expenses			487
Income before taxation			(487)
Income tax expenses			122
Net income for the year			(365)
Net Income attributable to equity shareholders of the Company			¥ (365)
Earnings per share for income attributable to equity shareholders of the Company during the year:
Basic earnings per share (RMB) | ¥ / shares			¥ (0.01)
Diluted earnings per share (RMB) | ¥ / shares			¥ (0.01)
Line items in the consolidated statements of comprehensive income for the year ended December 31, 2018 impacted by the adoption of IFRS 15:
Total comprehensive income for the year			¥ (365)
Total comprehensive income attributable to:
Equity shareholders of the Company			(365)
ASSETS
Deferred income tax assets			(229)				¥ (584)
Contract assets			570				753
Other assets			(4,355)				(5,275)
Contract costs			5,632				6,856
Total non-current assets			1,618				1,750
Prepayments and other current assets			(1,254)				(2,221)
Contract assets			1,254				2,221
Total assets			1,618				1,750
EQUITY
Reserves			139				175
Retained profits			0
- Others			1,246				1,575
Total equity			1,385	¥ 1,750			1,750
LIABILITIES
Accounts payable and accrued liabilities			3,398				3,671
Taxes payable			233
Current portion of deferred revenue			(1,083)				(311)
Advances from customers			(44,965)				(49,000)
Contract liabilities			42,650				45,640
Total current liabilities			233
Total equity and liabilities			1,618				1,750
Net current liabilities			(233)
Total assets less current liabilities			1,385				¥ 1,750
Line items in the reconciliation of income before taxation to cash generated from operations for the year ended December 31, 2018 impacted by the adoption of IFRS 15:
Income before taxation			(487)
Increase in contract costs			(3,001)
Decrease/(Increase) in other assets			3,305
Decrease in contract assets			1,150
Decrease in prepayments and other current assets			(967)
Increase in accounts payable and accrued liabilities			323
Decrease in contract liabilities			(4,322)
Increase in deferred revenue			10
Increase/(Decrease) in advances from customers			¥ 3,989